Staff costs (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Staff costs
Wages and salaries	SFr 28,811	SFr 54,039	SFr 113,580	SFr 108,323
Social charges and insurances	5,775	5,753	11,550	11,963
Value of share-based services	1,851	4,701	4,287	10,647
Retirement benefit (note 15)	8,059	3,466	16,121	5,708
Total staff costs	SFr 44,496	SFr 67,959	SFr 145,538	SFr 136,641